ANYDRUS ADVANTAGE ETF

Ticker Symbol: NDOW

Primary Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

(a series of the Collaborative Investment Series Trust)

Supplement dated January 2, 2025 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) dated April 17, 2024.

Effective immediately, David Nelson will be added as a portfolio manager of the Anydrus Advantage ETF (the “Fund”).

Accordingly, the section entitled “Portfolio Managers” on page 7 of the Summary Prospectus is hereby amended as follows:

Portfolio Managers: Garrett Smith and William Sutherland have each served as a portfolio manager since the Fund’s inception in May 2024. David Nelson has served as a portfolio manager since January 2025. Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund’s portfolio.

The following is hereby added to the section entitled “Portfolio Managers” on page 18 of the Prospectus:

David Nelson

David Nelson has been a portfolio manager with the Adviser since 2024. He has also served as Chief Strategist at Belpointe Asset Management LLC since 2011.

The following disclosure is hereby added to the section entitled “Portfolio Managers” on pages 30-31 of the Statement of Additional Information:

David Nelson

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	[0	$0	0	$0

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
David Nelson	None

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You should read this Supplement in conjunction with the Prospectus, SAI and Summary Prospectus dated April 17, 2024 for the Fund, which provides information that you should know about the Fund before investing and should be retained for future references. These documents are available upon request and without charge by calling 1-877-694-3532.